Investments - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Book value	€ 12,092	€ 5,887	€ 6,749
Associates
Investments
Book value	4,977	3,786
Associates | Var Energi ASA
Investments
Book value	€ 763
% of the investment in associate	63.08%
Associates | Abu Dhabi Oil Refining Company (Takreer)
Investments
Book value	€ 2,497	€ 2,151
% of the investment in associate	20.00%	20.00%
Associates | Coral FLNG SA
Investments
Book value	€ 330	€ 156
% of the investment in associate	25.00%	25.00%
Associates | Qatar Liquefied Gas Company Limited (9)
Investments
Book value	€ 302
% of the investment in associate	25.00%
Associates | Novamont SpA
Investments
Book value	€ 255
% of the investment in associate	35.00%
Associates | ADNOC Global Trading Ltd
Investments
Book value	€ 158	€ 42
% of the investment in associate	20.00%	20.00%
Associates | Novis Renewables Holdings Llc
Investments
Book value	€ 74	€ 75
% of the investment in associate	49.00%	49.00%
Associates | Bluebell Solar Class A Holdings II LlC
Investments
Book value	€ 73	€ 71
% of the investment in associate	99.00%	99.00%
Associates | United Gas Derivatives Co
Investments
Book value	€ 72	€ 75
% of the investment in associate	33.33%	33.33%
Associates | Angola LNG Ltd
Investments
Book value		€ 1,084
% of the investment in associate		13.60%
Associates | Other investments
Investments
Book value	€ 453	€ 132
Joint ventures
Investments
Book value	7,065	2,057
Joint ventures | Var Energi ASA
Investments
Book value		€ 645
% of the investment in joint venture		69.85%
Joint ventures | Mozambique Rovuma Venture SpA
Investments
Book value	€ 308	€ 355
% of the investment in joint venture	35.71%	35.71%
Joint ventures | Cardon IV SA
Investments
Book value	€ 433	€ 279
% of the investment in joint venture	50.00%	50.00%
Joint ventures | Doggerbank Offshore Wind Farm Project 1 Holdco Ltd
Investments
Book value		€ 246
% of the investment in joint venture		20.00%
Joint ventures | Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Investments
Book value		€ 238
% of the investment in joint venture		20.00%
Joint ventures | Azule Energy Holdings Ltd
Investments
Book value	€ 5,073
% of the investment in joint venture	50.00%
Joint ventures | Saipem SpA
Investments
Book value	€ 645	€ 137
% of the investment in joint venture	31.20%	31.20%
Joint ventures | Vårgrønn AS
Investments
Book value	€ 370	€ 3
% of the investment in joint venture	65.00%	69.60%
Joint ventures | GreenIT SpA [member]
Investments
Book value	€ 74	€ 9
% of the investment in joint venture	51.00%	51.00%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Book value	€ 41	€ 54
% of the investment in joint venture	50.00%	50.00%
Joint ventures | Hergo Renewables SpA [member]
Investments
Book value	€ 33
% of the investment in joint venture	65.00%
Joint ventures | Societa Oleodotti Meridionali - SOM SpA
Investments
Book value	€ 29	€ 27
% of the investment in joint venture	70.00%	70.00%
Joint ventures | Other investments
Investments
Book value	€ 59	€ 64
Investments in unconsolidated entities controlled by Eni
Investments
Book value	50	44
Investments in unconsolidated entities controlled by Eni | Eni BTC Ltd
Investments
Book value	€ 1	€ 2
% of the investment in subsidiary	100.00%	100.00%
Investments in unconsolidated entities controlled by Eni | Other investments
Investments
Book value	€ 49	€ 42